Loans, Net - Summary of Loans to Related Parties and Principal Owners (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Principal outstanding, beginning of year	$ 442		$ 541		$ 463		$ 9,036		$ 9,036	$ 1,209
Additions (reductions) of affiliations			(717)				(8,425)		(8,425)	7,892
New loans made in current year										628
Repayments	(21)	[1]	692	[1]	(42)	[1]	(95)	[1]	(148)	(693)
Principal outstanding, end of year	$ 421		$ 516		$ 421		$ 516		$ 463	$ 9,036

[1]	During the three months ended June 30, 2017 there was a reclassification of repayments to reductions of affiliations.